Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Net sales
Total net sales	$ 163,163	$ 170,236	$ 318,463	$ 324,069
Cost of sales
Total cost of sales	81,996	86,589	160,839	164,772
Gross profit	81,167	83,647	157,624	159,297
Operating expenses
Research and development, net	24,040	23,689	46,614	48,799
Selling, general and administrative	56,322	61,887	113,476	118,892
Total operating expenses	80,362	85,576	160,090	167,691
Operating income (loss)	805	(1,929)	(2,466)	(8,394)
Financial income (expense), net	1,755	(83)	2,508	(75)
Income (loss) before income taxes	2,560	(2,012)	42	(8,469)
Income tax expenses	1,280	205	2,498	806
Share in profit (losses) of associated companies	(195)	(1,360)	1,228	(7,433)
Net income (loss)	1,085	(3,577)	(1,228)	(16,708)
Net loss attributable to non-controlling interests	(67)	(26)	(110)	(116)
Net income (loss) attributable to Stratasys Ltd.	$ 1,152	$ (3,551)	$ (1,118)	$ (16,592)
Net income (loss) per ordinary share attributable to Stratasys Ltd.
Basic	$ 0.02	$ (0.08)	$ (0.02)	$ (0.33)
Diluted	$ 0.02	$ (0.08)	$ (0.02)	$ (0.33)
Weighted average ordinary shares outstanding.
Basic	54,231	53,722	54,102	53,689
Diluted	54,687	53,722	54,102	53,689
Comprehensive income (loss)
Net income (loss)	$ 1,085	$ (3,577)	$ (1,228)	$ (16,708)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(17)	(3,222)	(444)	(1,211)
Unrealized gains (losses) on derivatives designated as cash flow hedges	155	(544)	1,150	(869)
Other comprehensive income (loss), net of tax	138	(3,766)	706	(2,080)
Comprehensive income (loss)	1,223	(7,343)	(522)	(18,788)
Less: comprehensive loss attributable to non-controlling interests	(67)	(26)	(110)	(116)
Comprehensive income (loss) attributable to Stratasys Ltd.	1,290	(7,317)	(412)	(18,672)
Products [Member]
Net sales
Total net sales	110,341	118,403	215,432	222,320
Cost of sales
Total cost of sales	47,095	53,262	91,264	98,480
Services [Member]
Net sales
Total net sales	52,822	51,833	103,031	101,749
Cost of sales
Total cost of sales	$ 34,901	$ 33,327	$ 69,575	$ 66,292